Lease Obligations - Schedule of lease obligations and future minimum lease payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of lease obligations and future minimum lease payments [Abstract]
Balance at openning	$ 341,592	$ 194,331
Addition in the year	833,766	306,086
interest expense	21,279	14,045
Translation adjustment	6,527	(26,724)
lease payments	(182,682)	(146,146)
Balance at ending	1,020,482	341,592
Due within one year	(232,969)	(127,776)
Balance at ending	787,513	213,816
2021	232,969	127,776
2022	255,000	104,897
2023	270,000	103,458
2024	262,513	5,461
Total lease obligations	$ 1,020,482	$ 341,592